Shareholder Fees	Mar. 30, 2026 USD ($)
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0